ILFC Transaction (Schedule Of Reported Transaction And Integration Expenses Related To The ILFC Transaction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Transaction, integration and restructuring related expenses	$ 58,913	$ 148,792	$ 10,959
ILFC [Member]
Business Acquisition [Line Items]
Severance and other compensation expenses	7,236	54,600
Banking fees		45,740	3,959
Professional fees and other expenses	2,366	48,452	7,000
Transaction, integration and restructuring related expenses	$ 9,602	$ 148,792	$ 10,959